Income and expenses - Share-based payment arrangements (Details) - Ferroglobe PLC Equity Incentive Plan												12 Months Ended
	May 30, 2023 USD ($) $ / shares	Sep. 22, 2022 USD ($) Y $ / shares	Sep. 09, 2021 USD ($) $ / shares	Dec. 16, 2020 USD ($) $ / shares	Mar. 13, 2019 USD ($) $ / shares	Jun. 14, 2018 USD ($) $ / shares	Mar. 21, 2018 USD ($) $ / shares	Jun. 20, 2017 USD ($) $ / shares	Jun. 01, 2017 USD ($) $ / shares	Nov. 24, 2016 USD ($) $ / shares	May 29, 2016 $ / shares	Dec. 31, 2023 USD ($) EquityInstruments Y shares $ / shares	Dec. 31, 2022 USD ($) EquityInstruments Y shares $ / shares	Dec. 31, 2021 USD ($) Y shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												4,560,593	3,801,706
Outstanding at end of the period | shares												4,560,593	3,801,706	4,359,436
Percentage of cumulative earnings before interest and tax (EBIT)												40.00%
Percentage of net cash flow												40.00%
Percentage of total shareholder return (TSR) relative to a comparator group, vesting condition												20.00%
Number of options with no performance obligations												44,650	44,650	71,608
Number of options with performance conditions												4,515,944	3,757,056	4,287,828
Weighted average fair value of share options granted												$ 6.64	$ 8.53	$ 8.83
Grant date share price | $ / shares	$ 4.50	$ 5.76	$ 8.57
Exercise price | $ / shares	$ 0.01	$ 0.01									$ 0			$ 0.01
Expected volatility	87.70%	94.28%												104.75%
Option life | Y		3.00										8.52	8.33	8.37
Risk-free interest rate	4.13%	4.12%	0.28%
Performance period remaining at grant date	3 years	3 years	2 years 3 months									3 years
Company TSR at grant date	0.64%	(27.20%)
Median comparator group TSR at grant date	10.50%	10.50%
Share based compensation expense												$ 7,402,000	$ 5,836,000	$ 3,627,000
Weighted average share price at the date of exercise for stock options exercised | $ / shares												$ 4.92	$ 6.46	$ 5.28
Grand date of May 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												1,044,449
Weighted average fair value of share options granted	$ 6.64
Exercise price | $ / shares	$ 0.01
Grand date of September 22, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												571,134	848,710
Weighted average fair value of share options granted		$ 8.53
Exercise price | $ / shares		$ 0.01
Grant date of September 9, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												1,255,824	1,255,824
Weighted average fair value of share options granted			$ 8.83
Exercise price | $ / shares			$ 0.01
Grant date of December 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												1,352,788	1,352,788
Weighted average fair value of share options granted				$ 1.23
Exercise price | $ / shares				$ 0
Grant date of March 13, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												129,824	136,682
Weighted average fair value of share options granted					$ 2.69
Exercise price | $ / shares					$ 0
Grant date of June 14, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												44,650	44,650
Weighted average fair value of share options granted						$ 9.34
Exercise price | $ / shares						$ 0
Grant date of March 21, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												51,690	52,819
Weighted average fair value of share options granted							$ 22.56
Exercise price | $ / shares							$ 0
Grant date of June 20, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share options granted								$ 15.90
Exercise price | $ / shares								$ 0
Grant date of June 1, 2017 two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of share options granted									$ 10.96
Exercise price | $ / shares									$ 0
Grant date of June 1, 2017 one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												77,712	77,712
Weighted average fair value of share options granted									$ 16.77
Exercise price | $ / shares									$ 0
Grant date of November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted | EquityInstruments												32,522	32,521
Weighted average fair value of share options granted										$ 16.66
Exercise price | $ / shares										$ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent												0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options receivable by participant depending on financial performance of the Company, as a percent												200.00%